DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 5,100	$ 6,485
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	614	2,529
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	111	110
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 4,375	$ 3,846